Annual Total Returns - FidelityFlexConservativeIncomeMunicipalBondFund-PRO - FidelityFlexConservativeIncomeMunicipalBondFund-PRO - Fidelity Flex Conservative Income Municipal Bond Fund	Mar. 01, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 12, 2017
Fidelity Flex Conservative Income Municipal Bond Fund
Bar Chart Table:
Annual Return 2018	1.77%
Annual Return 2019	2.39%
Annual Return 2020	1.48%
Annual Return 2021	0.45%
Annual Return 2022	0.49%